Assets and liabilities held for sale and discontinued operations - Additional information (Details)	Dec. 31, 2021 USD ($) operation	Dec. 31, 2020 USD ($) operation	Dec. 31, 2019 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of discontinued operations | operation	0	0
Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale | $	$ 0	$ 0	$ 12,705,000